Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Capital	Additional paid-in capital	Other reserves	Retained earnings	Cumulative translation adjustment	Equity attributable to owners of the Parent	Non- controlling interests
Beginning balance at Dec. 31, 2019	$ 88,747	$ 1	$ 1,557	$ 0	$ 85,483	$ (5,884)	$ 81,157	$ 7,590
Cumulative translation adjustment	(3,774)				(1,503)	(360)	(1,863)	(1,911)
Net income for the year	61,840				62,209		62,209	(369)
Dividends declared	(23,259)				(23,259)		(23,259)
Dividends paid	(64,481)				(60,929)		(60,929)	(3,552)
Ending balance at Dec. 31, 2020	59,073	1	1,557	0	62,001	(6,244)	57,315	1,758
Cumulative translation adjustment	(3,466)					(3,378)	(3,378)	(88)
Net income for the year	121,191				122,476		122,476	(1,285)
Dividends declared	(96,529)				(96,529)		(96,529)
Share Split		11	(11)
Capital issuance	510,299	3	510,296				510,299
Transaction costs	(27,047)		(27,047)				(27,047)
Grant of share based incentive plan	764			764			764
Changes in interest of subsidiaries			385				385	(385)
Ending balance at Dec. 31, 2021	564,285	15	485,180	764	87,948	(9,622)	564,285	0
Cumulative translation adjustment	(572)					(1,856)	(1,856)	1,284
Net income for the year	94,104				92,957		92,957	1,147
Dividends declared	(103,329)				(103,329)		(103,329)
Grant of share based incentive plan	731			731			731
Non-controlling interests on acquisition of subsidiaries	13,729							13,729
Gross obligation under put option	(55,490)							(55,490)
Ending balance at Dec. 31, 2022	$ 513,458	$ 15	$ 485,180	$ 1,495	$ 77,576	$ (11,478)	$ 552,788	$ (39,330)